Statement of Changes in Net Assets Available for Benefits - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
ADDITIONS
Dividends and interest	$ 115,178,254
Net appreciation in fair value of investments	648,244,790
Net investment income	763,423,044
INTEREST INCOME — Notes receivable	1,952,851
CONTRIBUTIONS
Participant	190,803,368
Participant rollover	40,681,265
Employer — fixed matching	75,801,048
Total contributions	307,285,681
Total Additions	1,072,661,576
DEDUCTIONS
Benefits paid to participants	(353,588,044)
Administrative expenses	(217,126)
Total deductions	(353,805,170)
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	718,856,406
NET ASSETS AVAILABLE FOR PLAN BENEFITS — Beginning of year	4,309,124,076
NET ASSETS AVAILABLE FOR PLAN BENEFITS — End of year	$ 5,027,980,482